Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events.
Subsequent Events

26. Subsequent Events

In January 2023, the board of directors of the Company authorized an adjustment to the Company’s previously adopted Share Repurchase Program, increasing the aggregate value of shares (including in the form of ADS) that the Company is authorized to repurchase under the program from US$15 million to US$25 million. As of the date of this annual report, the Company has repurchased approximately 7.4 million ADSs (equivalent to 5.7 million ordinary shares) for approximately US$15.2 million (RMB104.9 million) under this program.

In March 2023, the disposal of Leya was completed with a total consideration of RMB5.7 million (US$0.8 million).

In March 2023, the modification of the exercise price of the outstanding share options granted under the Second Amended and Restated 2018 Share Plan and the 2021 Share Incentive Plan was approved by the Board of Directors. The exercise price is reduced from US$0.1 to US$0.01 and will also be applied to the share options granted under the 2023 Share Incentive Plan. The modification does not have a significant impact on the Group’s consolidated financial statements.